Income taxes - Disclosure of unrecognized deferred tax assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 4,707	$ 79,515
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	0	64,650
Mineral stream interests - Foreign jurisdictions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	0	7,446
Unrealized losses on investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	3,310	3,598
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	1,397	2,127
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 0	$ 1,694